Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses	$ 19,004	¥ 130,659
Deemed dividends	$ 2,518	¥ 17,314	¥ 8,851
Global Share Plan
Share-based compensation expenses
Number shares authorized	20,480,486			20,480,486
Options granted expiration period (in years)	10 years	10 years
Options Granted (in shares)	1,940,654	1,940,654
Options exercised (in shares)	759,518	759,518
Outstanding share options	18,699,431			18,699,431	18,640,845
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.20				$ 0.21
Weighted average remaining contractual years of options outstanding	6 years 5 months 1 day	6 years 5 months 1 day	7 years 1 month 21 days
Aggregate intrinsic value of options outstanding | $	$ 38,480				$ 44,454
Exercise during the year | $ / shares	$ 0.10
Unrecognized share-based compensation expenses | ¥				¥ 30,399
Weighted average period over which share-based compensation expense is expected to be recognized	1 year 9 months	1 year 9 months
Deemed dividends | ¥		¥ 9,402	¥ 8,851
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	7 years	7 years
Global Share Plan | RONG360 Inc.
Share-based compensation expenses
Conversion ratio of share options	1			1
Global Share Plan | Non-platform business
Share-based compensation expenses
Conversion ratio of share options	1			1
Share-based compensation expense reversed | ¥		¥ 5,316
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Outstanding share options	18,699,431			18,699,431
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.20
Weighted average remaining contractual years of options outstanding	6 years 5 months 1 day	6 years 5 months 1 day
Options exercisable	13,260,810			13,260,810
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	$ 0.14
Weighted average remaining contractual years of options exercisable	5 years 8 months 27 days	5 years 8 months 27 days
Share options expected to be vested	18,263,014			18,263,014
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	$ 0.19
Weighted average remaining contractual years of share options expected to be vested	6 years 4 months 21 days	6 years 4 months 21 days
Aggregate intrinsic value of options outstanding | ¥				¥ 38,480
Aggregate intrinsic value of options exercisable | ¥				28,001
Aggregate intrinsic value of options expected to be vested | ¥				¥ 37,683
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options	2,406,507			2,406,507
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.35
Weighted average remaining contractual years of options outstanding	7 years 9 months 15 days	7 years 9 months 15 days
Options exercisable	1,150,098			1,150,098
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	$ 0.21
Weighted average remaining contractual years of options exercisable	6 years 1 month 24 days	6 years 1 month 24 days
Share options expected to be vested	2,137,612			2,137,612
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	$ 0.33
Weighted average remaining contractual years of share options expected to be vested	7 years 7 months 28 days	7 years 7 months 28 days
Aggregate intrinsic value of options outstanding | ¥				¥ 4,588
Aggregate intrinsic value of options exercisable | ¥				2,355
Aggregate intrinsic value of options expected to be vested | ¥				¥ 4,102
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options	17,973,948			17,973,948
2017 Share Incentive Plan
Share-based compensation expenses
Options Granted (in shares)	8,014,091	8,014,091
Options exercised (in shares)	0	0
Outstanding share options	15,888,593			15,888,593	8,285,827
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.01				$ 0.01
Weighted average remaining contractual years of options outstanding	9 years 3 months 7 days	9 years 3 months 7 days	10 years
Options exercisable	4,142,914			4,142,914
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual years of options exercisable	8 years 11 months 27 days	8 years 11 months 27 days
Share options expected to be vested	15,511,094			15,511,094
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual years of share options expected to be vested	9 years 3 months 4 days	9 years 3 months 4 days
Aggregate intrinsic value of options outstanding | $	$ 35,644				$ 21,394
Aggregate intrinsic value of options exercisable | $	9,294
Aggregate intrinsic value of options expected to be vested | $	$ 34,797
Share-based compensation expenses | ¥		¥ 96,321
Unrecognized share-based compensation expenses | ¥				¥ 98,853
Weighted average period over which share-based compensation expense is expected to be recognized	2 years 9 months 22 days	2 years 9 months 22 days
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Outstanding share options	681,248			681,248
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual years of options outstanding	9 years 3 months 29 days	9 years 3 months 29 days
Options exercisable	0			0
Share options expected to be vested	565,445			565,445
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual years of share options expected to be vested	9 years 3 months 4 days	9 years 3 months 4 days
Aggregate intrinsic value of options outstanding | $	$ 1,528
Aggregate intrinsic value of options expected to be vested | $	$ 1,259
Deemed dividends | ¥		¥ 7,912	¥ 0